JPS
Nuveen Preferred & Income Securities Fund
Portfolio of Investments    April 30, 2021
(Unaudited)
Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 157.6% (99.9% of Total Investments)
	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 81.6% (51.7% of Total Investments)
	Banks – 28.0%
$2,861	Bank of America Corp, (3)	8.050%	6/15/27	Baa2	$3,724,907
12,300	Bank of America Corp	6.100%	N/A (4)	BBB	13,791,375
19,300	Bank of America Corp	6.500%	N/A (4)	BBB	22,247,110
3,000	Bank of Nova Scotia	4.900%	9/04/69	BBB-	3,221,100
8,970	Citigroup Inc, (3-Month LIBOR reference rate + 4.478% spread), (5)	4.672%	N/A (4)	BBB-	8,978,970
5,500	Citigroup Inc	5.950%	N/A (4)	BBB-	5,991,150
12,000	Citigroup Inc, (3-Month LIBOR reference rate + 4.095% spread), (5)	4.289%	N/A (4)	BBB-	12,012,000
7,963	Citigroup Inc	4.000%	N/A (4)	BBB-	8,064,926
24,389	Citizens Financial Group Inc, (3-Month LIBOR reference rate + 3.960% spread), (5)	4.154%	N/A (4)	BB+	24,389,000
3,976	Citizens Financial Group Inc	5.650%	N/A (4)	BB+	4,398,450
3,400	Citizens Financial Group Inc, (3)	6.375%	N/A (4)	BB+	3,676,250
14,000	CoBank ACB, 144A, (3)	6.250%	N/A (4)	BBB+	15,675,800
12,130	Comerica Inc, (3)	5.625%	N/A (4)	Baa2	13,479,462
6,100	Corestates Capital III, (3-Month LIBOR reference rate + 0.570% spread), 144A, (3), (5)	0.768%	2/15/27	A1	5,910,099
1,250	DNB Bank ASA	0.440%	2/18/70	Baa2	1,150,000
1,250	DNB Bank ASA	0.349%	2/24/70	Baa2	1,150,938
1,000	Fifth Third Bancorp	4.500%	N/A (4)	Baa3	1,066,250
2,500	Goldman Sachs Group Inc	3.800%	N/A (4)	BBB-	2,501,250
30,000	HSBC Capital Funding Dollar 1 LP, 144A, (6)	10.176%	N/A (4)	Baa2	49,321,800
8,000	HSBC Capital Funding Dollar 1 LP, Reg S	10.176%	N/A (4)	Baa2	13,152,480
11,000	Huntington Bancshares Inc/OH, (3)	5.625%	N/A (4)	Baa3	12,804,000
21,000	Huntington Bancshares Inc/OH, (3)	4.450%	N/A (4)	Baa3	22,454,250
55,800	JPMorgan Chase & Co, (6)	6.750%	N/A (4)	BBB+	62,007,750
10,300	JPMorgan Chase & Co, (3-Month LIBOR reference rate + 3.800% spread), (5)	3.976%	N/A (4)	BBB+	10,350,148
7,000	JPMorgan Chase & Co, (3)	6.100%	N/A (4)	BBB+	7,621,250
8,000	KeyCorp Capital III, (3)	7.750%	7/15/29	Baa2	10,222,151
11,300	Lloyds Bank PLC, Reg S	12.000%	6/16/69	Baa3	12,486,500
2,450	Lloyds Banking Group PLC, 144A	6.657%	N/A (4)	Baa3	3,356,500
4,100	PNC Financial Services Group Inc	6.750%	N/A (4)	Baa2	4,141,000

JPS	Nuveen Preferred & Income Securities Fund (continued)
Portfolio of Investments April 30, 2021
(Unaudited)
Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Banks (continued)
$2,000	Regions Financial Corp	5.750%	N/A (4)	BB+	$2,230,000
25,700	Standard Chartered PLC, 144A, (6)	7.014%	N/A (4)	BBB-	34,566,500
1,000	SVB Financial Group	4.100%	N/A (4)	Baa2	1,007,500
46,867	Truist Financial Corp, (6)	4.950%	N/A (4)	Baa2	51,553,700
36,386	Truist Financial Corp, (6)	4.800%	N/A (4)	Baa2	38,514,581
25,580	Wells Fargo & Co, (3)	7.950%	11/15/29	BBB	34,912,208
36,150	Wells Fargo & Co, (3)	3.900%	N/A (4)	Baa2	36,959,760
	Total Banks				559,091,115
	Capital Markets – 7.8%
35,150	Bank of New York Mellon Corp	4.700%	N/A (4)	Baa1	38,752,875
5,400	Bank of New York Mellon Corp, (3-Month LIBOR reference rate + 3.420% spread), (5)	3.607%	N/A (4)	Baa1	5,393,250
10,000	Bank of New York Mellon Corp	3.700%	N/A (4)	Baa1	10,425,399
11,700	Charles Schwab Corp	4.000%	N/A (4)	BBB	12,022,452
18,700	Charles Schwab Corp	7.000%	N/A (4)	BBB	19,377,875
39,505	Charles Schwab Corp, (6)	5.375%	N/A (4)	BBB	43,925,610
2,800	Charles Schwab Corp, (3)	4.000%	N/A (4)	BBB	2,836,260
7,600	Goldman Sachs Group Inc	4.950%	N/A (4)	BBB-	8,170,380
6,000	Goldman Sachs Group Inc, (6)	5.500%	N/A (4)	BBB-	6,555,000
10,000	State Street Corp, (3-Month LIBOR reference rate + 1.000% spread), (5)	1.184%	6/15/47	A3	8,619,328
867	State Street Corp, (3-Month LIBOR reference rate + 3.597% spread), (5)	3.781%	N/A (4)	Baa1	869,254
	Total Capital Markets				156,947,683
	Consumer Finance – 1.7%
7,000	Ally Financial Inc	4.700%	N/A (4)	BB-	7,095,900
15,487	Capital One Financial Corp, (3-Month LIBOR reference rate + 3.800% spread), (5), (6)	3.991%	N/A (4)	Baa3	15,366,201
10,000	Discover Financial Services, (3)	6.125%	N/A (4)	Ba2	11,275,000
	Total Consumer Finance				33,737,101
	Diversified Financial Services – 3.6%
7,500	Citigroup Inc	5.950%	N/A (4)	BBB-	7,931,250
1,000	Citigroup Inc	5.900%	N/A (4)	BBB-	1,055,000
4,000	JP Morgan Chase & Company	6.000%	N/A (4)	BBB+	4,252,000
12,800	Scentre Group Trust 2, 144A	4.750%	9/24/80	BBB+	13,568,000
28,484	Voya Financial Inc, (3), (7)	5.650%	5/15/53	BBB-	30,549,090

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Diversified Financial Services (continued)
$12,700	Voya Financial Inc	6.125%	N/A (4)	BBB-	$14,001,369
	Total Diversified Financial Services				71,356,709
	Electric Utilities – 4.5%
24,075	Duke Energy Corp, (6)	4.875%	N/A (4)	BBB-	25,526,722
19,091	Emera Inc, (3)	6.750%	6/15/76	BB+	22,099,742
10,000	NextEra Energy Capital Holdings Inc, (3-Month LIBOR reference rate + 2.125% spread), (3), (5)	2.309%	6/15/67	BBB	9,272,522
1,600	NextEra Energy Capital Holdings Inc	4.800%	12/01/77	BBB	1,789,634
21,400	PPL Capital Funding Inc, (3-Month LIBOR reference rate + 2.665% spread), (3), (5)	2.864%	3/30/67	BBB	20,006,902
5,600	Southern Co	4.000%	1/15/51	BBB	5,978,000
6,000	Southern Co	5.500%	3/15/57	BBB	6,163,585
	Total Electric Utilities				90,837,107
	Food Products – 0.3%
6,705	Dairy Farmers of America Inc, 144A, (3)	7.125%	N/A (4)	BB+	6,705,000
	Insurance – 26.9%
3,598	ACE Capital Trust II	9.700%	4/01/30	BBB+	5,401,441
9,800	AIG Life Holdings Inc, (7)	8.500%	7/01/30	Baa2	13,618,361
10,500	Allianz SE, 144A	3.500%	N/A (4)	A	10,775,625
4,400	Allianz SE, Reg S	3.500%	4/30/70	A	4,515,500
4,400	Allstate Corp, (7)	5.750%	8/15/53	Baa1	4,727,800
1,100	Allstate Corp	6.500%	5/15/57	Baa1	1,426,491
13,300	American International Group Inc, (7)	5.750%	4/01/48	Baa2	15,045,625
13,605	American International Group Inc, (3)	8.175%	5/15/58	Baa2	19,231,085
2,299	Aon Corp, (3)	8.205%	1/01/27	BBB	3,024,353
6,210	Argentum Netherlands BV for Swiss Re Ltd, Reg S, (3)	5.750%	8/15/50	BBB+	6,977,432
2,100	Argentum Netherlands BV for Swiss Re Ltd, Reg S	5.625%	8/15/52	BBB+	2,382,828
16,550	AXA SA, (3), (6)	8.600%	12/15/30	A3	25,103,044
17,819	AXA SA, 144A, (3)	6.379%	N/A (4)	Baa1	24,690,363
900	AXA SA, Reg S	5.500%	7/22/69	A3	910,087
14,550	Cloverie PLC for Zurich Insurance Co Ltd, Reg S	5.625%	6/24/46	A+	16,756,071
1,200	Everest Reinsurance Holdings Inc, (3-Month LIBOR reference rate + 2.385% spread), (3), (5)	2.579%	5/15/37	BBB	1,122,089
5,521	Hartford Financial Services Group Inc, (3-Month LIBOR reference rate + 2.125% spread), 144A, (3), (5)	2.319%	2/12/47	BBB-	5,300,317
17,300	Legal & General Group PLC, Reg S	5.250%	3/21/47	A3	19,247,288
30,860	Liberty Mutual Group Inc, 144A, (3)	7.800%	3/15/37	Baa3	39,994,490
7,700	Lincoln National Corp, (3-Month LIBOR reference rate + 2.040% spread), (3), (5)	2.228%	4/20/67	BBB	6,342,875
18,800	M&G PLC, Reg S	6.500%	10/20/48	A3	22,094,174

JPS	Nuveen Preferred & Income Securities Fund (continued)
Portfolio of Investments April 30, 2021
(Unaudited)
Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Insurance (continued)
$29,600	MetLife Capital Trust IV, 144A, (3), (6)	7.875%	12/15/37	BBB	$40,996,000
36,531	MetLife Inc, 144A, (7)	9.250%	4/08/38	BBB	55,177,501
3,000	MetLife Inc, (3)	10.750%	8/01/39	BBB	5,074,979
1,551	MetLife Inc, (3-Month LIBOR reference rate + 3.575% spread), (5)	3.759%	N/A (4)	BBB	1,551,000
8,700	MetLife Inc	3.850%	N/A (4)	BBB	9,156,750
41,904	Nationwide Financial Services Inc, (3), (7)	6.750%	5/15/37	Baa2	51,332,400
12,800	Nippon Life Insurance Co, 144A	2.750%	1/21/51	A-	12,352,000
6,225	Prudential Financial Inc, (7)	5.875%	9/15/42	BBB+	6,595,247
27,180	Prudential Financial Inc, (3), (7)	5.625%	6/15/43	BBB+	29,475,306
4,000	Prudential Financial Inc	5.700%	9/15/48	BBB+	4,627,244
6,500	Prudential Financial Inc	3.700%	10/01/50	BBB+	6,711,250
14,900	Sumitomo Life Insurance Co, 144A	3.375%	4/15/81	A-	15,022,031
24,400	Swiss Re Finance Luxembourg SA, 144A, (3)	5.000%	4/02/49	A	27,572,000
8,700	Willow No 2 Ireland PLC for Zurich Insurance Co Ltd, Reg S	4.250%	10/01/45	A+	9,363,114
14,394	Zurich Finance Ireland Designated Activity Co, Reg S	3.000%	4/19/51	A+	14,077,389
	Total Insurance				537,771,550
	Machinery – 0.3%
5,700	Stanley Black & Decker Inc	4.000%	3/15/60	BBB+	6,057,960
	Multi-Utilities – 3.3%
38,020	Dominion Energy Inc, (6)	4.650%	N/A (4)	BBB-	40,444,536
20,900	NiSource Inc	5.650%	N/A (4)	BBB-	21,840,500
3,000	WEC Energy Group Inc, (3-Month LIBOR reference rate + 2.113% spread), (3), (5)	2.306%	5/15/67	BBB	2,737,599
	Total Multi-Utilities				65,022,635
	Oil, Gas & Consumable Fuels – 2.7%
5,900	BP Capital Markets PLC	4.375%	9/22/69	Baa1	6,283,500
16,000	Enbridge Inc	5.750%	7/15/80	BBB-	17,644,960
10,934	Enterprise Products Operating LLC, (3)	5.250%	8/16/77	Baa2	11,062,654
3,400	Enterprise Products Operating LLC	5.375%	2/15/78	Baa2	3,442,514
14,885	Transcanada Trust, (3)	5.500%	9/15/79	BBB	16,116,436
	Total Oil, Gas & Consumable Fuels				54,550,064
	Road & Rail – 1.5%
25,485	BNSF Funding Trust I, (6)	6.613%	12/15/55	A-	29,211,544
	Wireless Telecommunication Services – 1.0%
16,516	Vodafone Group PLC	7.000%	4/04/79	BB+	20,131,663
	Total $1,000 Par (or similar) Institutional Preferred (cost $1,456,949,456)				1,631,420,131

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CONTINGENT CAPITAL SECURITIES – 51.4% (32.6% of Total Investments) (8)
	Banks – 43.4%
$2,800	Australia & New Zealand Banking Group Ltd/United Kingdom, 144A	6.750%	N/A (4)	Baa2	$3,277,400
17,800	Banco Bilbao Vizcaya Argentaria SA	6.500%	N/A (4)	Ba2	19,490,110
10,200	Banco Bilbao Vizcaya Argentaria SA	6.125%	N/A (4)	Ba2	10,897,578
24,200	Banco Santander SA, Reg S, (3)	7.500%	N/A (4)	Ba1	26,680,500
1,708	Barclays Bank PLC, (3)	7.625%	11/21/22	BBB+	1,872,697
26,000	Barclays PLC, (6)	8.000%	N/A (4)	BBB-	29,510,000
63,300	Barclays PLC, (6)	7.750%	N/A (4)	BBB-	69,630,000
31,100	Barclays PLC, Reg S	7.875%	N/A (4)	BBB-	32,655,000
5,500	BNP Paribas SA, 144A	7.000%	N/A (4)	BBB	6,479,660
38,585	BNP Paribas SA, 144A, (3), (6)	7.375%	N/A (4)	BBB	45,025,222
10,000	BNP Paribas SA, Reg S	7.375%	N/A (4)	BBB	11,669,100
19,653	Credit Agricole SA, 144A	7.875%	N/A (4)	BBB	22,207,890
31,550	Credit Agricole SA, 144A	8.125%	N/A (4)	BBB	38,214,937
4,466	Credit Agricole SA, Reg S, (3)	8.125%	N/A (4)	BBB	5,409,443
11,588	Danske Bank A/S, Reg S, (3)	6.125%	N/A (4)	BBB-	12,513,047
600	Danske Bank A/S, Reg S	7.000%	N/A (4)	BBB-	678,000
38,192	DNB Bank ASA, Reg S	4.875%	11/12/69	BBB	40,388,040
13,300	DNB Bank ASA, Reg S	6.500%	N/A (4)	BBB	13,848,625
4,800	HSBC Holdings PLC, (3)	6.250%	N/A (4)	BBB	5,080,800
1,600	HSBC Holdings PLC, (3)	6.000%	N/A (4)	BBB	1,764,000
26,300	HSBC Holdings PLC, (6)	6.875%	N/A (4)	BBB	26,292,110
26,700	ING Groep NV	6.500%	N/A (4)	BBB	29,687,730
9,700	ING Groep NV, Reg S, (3)	6.875%	N/A (4)	BBB	10,124,375
9,600	Intesa Sanpaolo SpA, 144A	7.700%	N/A (4)	BB-	10,920,000
48,428	Lloyds Banking Group PLC	7.500%	N/A (4)	Baa3	54,717,344
4,500	Lloyds Banking Group PLC, (3)	6.750%	N/A (4)	Baa3	5,127,210
5,075	Macquarie Bank Ltd/London, 144A, (3)	6.125%	N/A (4)	BB+	5,481,000
14,250	Natwest Group PLC	8.000%	N/A (4)	BBB-	16,783,650
5,600	Natwest Group PLC	8.625%	N/A (4)	BBB-	5,710,320
17,000	Natwest Group PLC	6.000%	N/A (4)	BBB-	18,805,400
26,400	Nordea Bank Abp, 144A	6.625%	N/A (4)	BBB+	30,544,800
35,090	Nordea Bank Abp, 144A	6.125%	N/A (4)	BBB+	38,555,137
18,988	Nordea Bank Abp, Reg S	6.125%	N/A (4)	BBB+	20,863,065
1,000	Skandinaviska Enskilda Banken AB, Reg S	5.625%	N/A (4)	BBB+	1,033,750
10,000	Skandinaviska Enskilda Banken AB, Reg S	5.125%	5/13/69	BBB+	10,625,000
4,550	Societe Generale SA, 144A	5.375%	N/A (4)	BB+	4,732,000
11,350	Societe Generale SA, 144A, (3)	7.375%	N/A (4)	BB	11,552,711
73,300	Societe Generale SA, 144A	8.000%	N/A (4)	BB	86,480,073
9,000	Societe Generale SA, Reg S	7.875%	N/A (4)	BB+	10,073,250

JPS	Nuveen Preferred & Income Securities Fund (continued)
Portfolio of Investments April 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Banks (continued)
$16,622	Standard Chartered PLC, 144A	7.500%	N/A (4)	BBB-	$17,315,304
13,000	Standard Chartered PLC, 144A	7.750%	N/A (4)	BBB-	14,210,300
4,700	Standard Chartered PLC, Reg S	7.500%	N/A (4)	BBB-	4,896,037
7,200	Svenska Handelsbanken AB, Reg S	4.375%	3/01/70	A-	7,528,896
12,000	Swedbank AB, Reg S, (3)	6.000%	N/A (4)	BBB	12,395,328
15,000	UniCredit SpA, Reg S	8.000%	N/A (4)	B+	16,762,500
782,295	Total Banks				868,509,339
	Capital Markets – 8.0%
58,000	Credit Suisse Group AG, 144A, (3), (6)	7.500%	N/A (4)	BB+	63,800,000
11,000	Credit Suisse Group AG, 144A, (6)	7.500%	N/A (4)	BB+	11,767,800
17,400	Credit Suisse Group AG, Reg S	7.500%	N/A (4)	BB+	19,140,000
6,700	Credit Suisse Group AG, Reg S	7.125%	N/A (4)	BB+	6,988,837
3,000	UBS Group AG, 144A, (3)	7.000%	N/A (4)	BBB	3,309,360
35,300	UBS Group AG, Reg S, (3)	6.875%	N/A (4)	BBB	40,098,329
14,500	UBS Group AG, Reg S	7.125%	N/A (4)	BBB	14,716,340
145,900	Total Capital Markets				159,820,666
$928,195	Total Contingent Capital Securities (cost $941,129,914)				1,028,330,005

Shares	Description (1)	Coupon	Ratings (2)	Value
	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 17.4% (11.0% of Total Investments)
	Banks – 6.9%
234,365	Associated Banc-Corp	5.625%	Baa3	$6,660,653
315,542	Bank of America Corp	5.375%	BBB	8,749,980
346,088	Citigroup Inc	6.875%	BBB-	9,846,204
47,500	CoBank ACB, 144A, (6), (9)	6.250%	BBB+	5,082,500
53,000	CoBank ACB, (6), (9)	6.200%	BBB+	5,697,500
177,750	Farm Credit Bank of Texas, 144A, (3), (9)	6.750%	Baa1	19,285,875
84,563	Fifth Third Bancorp	6.625%	Baa3	2,389,750
50,000	Fifth Third Bancorp	4.950%	Baa3	1,348,500
150,000	Fulton Financial Corp	5.125%	Baa3	3,876,000
11,474	JPMorgan Chase & Co	5.750%	BBB+	311,863
600	JPMorgan Chase & Co	6.000%	BBB+	16,554
722,103	KeyCorp, (6)	6.125%	Baa3	21,663,090
1,590,103	PNC Financial Services Group Inc, (3)	6.125%	Baa2	41,692,501
189,200	Regions Financial Corp, (3)	5.700%	BB+	5,208,676
21,637	Synovus Financial Corp	5.875%	BB-	577,275
216,231	Wells Fargo & Co, (6)	5.850%	Baa2	5,831,750

Shares	Description (1)	Coupon	Ratings (2)	Value
	Banks (continued)
1,400	Wells Fargo & Co	4.750%	Baa2	$36,022
	Total Banks			138,274,693
	Capital Markets – 1.9%
135,585	Affiliated Managers Group Inc	5.875%	Baa1	3,739,434
160,000	Affiliated Managers Group Inc	4.750%	Baa1	4,100,800
369,239	Goldman Sachs Group Inc	5.500%	Ba1	10,006,377
80	Morgan Stanley	4.000%	Baa3	1,975
622,802	Morgan Stanley	5.850%	Baa3	17,812,137
12,000	Northern Trust Corp	4.700%	BBB+	325,320
74,642	State Street Corp	5.900%	Baa1	2,107,890
	Total Capital Markets			38,093,933
	Consumer Finance – 0.2%
50,338	Capital One Financial Corp, (3)	5.000%	Baa3	1,308,788
130,000	Capital One Financial Corp, (3)	4.800%	Baa3	3,308,500
	Total Consumer Finance			4,617,288
	Diversified Financial Services – 1.3%
105,300	AgriBank FCB, (6), (9)	6.875%	BBB+	11,425,050
242,188	Equitable Holdings Inc, (3)	5.250%	BBB-	6,316,263
100,000	Equitable Holdings Inc	4.300%	BBB-	2,469,000
196,602	National Rural Utilities Cooperative Finance Corp	5.500%	A3	5,217,817
39,705	Voya Financial Inc, (3)	5.350%	BBB-	1,126,828
	Total Diversified Financial Services			26,554,958
	Diversified Telecommunication Services – 0.8%
578,314	AT&T Inc, (6)	4.750%	BBB-	14,706,525
20,680	AT&T Inc, (3)	5.000%	BBB-	543,264
25,000	AT&T Inc	5.625%	BBB+	675,000
	Total Diversified Telecommunication Services			15,924,789
	Electric Utilities – 1.8%
154,334	Alabama Power Co	5.000%	A3	4,102,198
5,786	CMS Energy Corp	5.875%	Baa2	158,016
83,500	DTE Energy Co	4.375%	BBB-	2,087,500
152,276	Duke Energy Corp, (3)	5.750%	BBB-	4,262,205
16,000	Entergy Texas Inc, (3)	5.375%	BBB-	439,680
282,154	Integrys Holding Inc, (9), (10)	6.000%	BBB	7,321,896
112,962	Interstate Power and Light Co	5.100%	BBB	2,959,604
197,288	NextEra Energy Capital Holdings Inc	5.650%	BBB	5,577,332
86,891	Southern Co	5.250%	BBB	2,320,859
190,878	Southern Co	4.950%	BBB	5,069,720

JPS	Nuveen Preferred & Income Securities Fund (continued)
Portfolio of Investments April 30, 2021
(Unaudited)
Shares	Description (1)	Coupon	Ratings (2)	Value
	Electric Utilities (continued)
55,372	Southern Co	4.200%	BBB	$1,393,159
	Total Electric Utilities			35,692,169
	Equity Real Estate Investment Trust – 1.2%
200	Kimco Realty Corp	5.125%	Baa2	5,250
3,000	National Retail Properties Inc	5.200%	Baa2	77,400
80,301	Prologis Inc, (9)	8.540%	BBB	5,492,589
105,700	PS Business Parks Inc	5.250%	BBB	2,822,190
5,583	PS Business Parks Inc	4.875%	BBB	150,797
193,083	Public Storage, (6)	5.600%	A3	5,468,111
8,331	Public Storage, (3)	4.875%	A3	229,602
111,690	Public Storage, (3)	4.750%	A3	3,101,631
131,589	Public Storage	4.625%	A3	3,525,269
83,200	Public Storage	4.125%	A3	2,169,856
9,385	Vornado Realty Trust, (3)	5.400%	Baa3	241,664
	Total Equity Real Estate Investment Trust			23,284,359
	Food Products – 0.6%
91,900	Dairy Farmers of America Inc, 144A, (9), (10)	7.875%	BB+	9,190,000
32,500	Dairy Farmers of America Inc, 144A, (9), (10)	7.875%	BB+	3,298,750
	Total Food Products			12,488,750
	Insurance – 1.7%
605,623	Allstate Corp, (3)	5.100%	Baa1	16,279,146
93,406	American Financial Group Inc/OH	5.875%	Baa2	2,630,313
60,000	American Financial Group Inc/OH	5.625%	Baa2	1,694,400
19,825	American International Group Inc	5.850%	Baa3	549,747
64,796	Arch Capital Group Ltd	5.250%	BBB	1,645,170
24,814	Arch Capital Group Ltd	5.450%	BBB	647,397
287,580	Hartford Financial Services Group Inc, (3)	7.875%	Baa2	7,649,628
3,839	Hartford Financial Services Group Inc	6.000%	BBB-	107,377
30,000	MetLife Inc	4.750%	BBB	790,200
50,813	Prudential Financial Inc	4.125%	BBB+	1,304,370
4,393	W R Berkley Corp	5.750%	Baa2	111,231
6,060	W R Berkley Corp	5.700%	Baa2	164,590
40,000	W R Berkley Corp	4.250%	BBB-	1,012,400
	Total Insurance			34,585,969
	Multi-Utilities – 0.6%
179,646	Algonquin Power & Utilities Corp, (6)	6.200%	BB+	4,979,787

Shares	Description (1)	Coupon	Ratings (2)	Value
	Multi-Utilities (continued)
280,000	DTE Energy Co	5.250%	BBB-	$7,322,000
	Total Multi-Utilities			12,301,787
	Oil, Gas & Consumable Fuels – 0.2%
125,563	Enbridge Inc	6.375%	BBB-	3,327,419
	Wireless Telecommunication Services – 0.2%
43,423	Telephone and Data Systems Inc, (3)	7.000%	BB+	1,095,997
59,453	United States Cellular Corp	6.250%	Ba1	1,575,504
	Total Wireless Telecommunication Services			2,671,501
	Total $25 Par (or similar) Retail Preferred (cost $323,659,309)			347,817,615

Shares	Description (1)	Coupon	Ratings (2)	Value
	CONVERTIBLE PREFERRED SECURITIES – 3.4% (2.2% of Total Investments)
	Banks – 2.8%
8,574	Bank of America Corp	7.250%	BBB	$12,140,613
30,843	Wells Fargo & Co, Reg S, (6)	7.500%	Baa2	44,223,310
	Total Banks			56,363,923
	Machinery – 0.6%
9,000	Stanley Black & Decker Inc, (9)	5.000%	BBB+	12,595,500
	Total Convertible Preferred Securities (cost $61,660,354)			68,959,423

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CORPORATE BONDS – 2.7% (1.7% of Total Investments)
	Banks – 1.0%
$7,000	Citizens Financial Group Inc	6.000%	1/06/70	BB+	$7,271,250
3,600	JPMorgan Chase & Co, (6)	8.750%	9/01/30	Baa1	5,350,033
1,000	Lloyds Banking Group PLC, Reg S	6.657%	5/21/69	Baa3	1,370,000
4,469	Lloyds Banking Group PLC, Reg S	6.413%	4/01/70	Baa3	5,982,874
16,069	Total Banks				19,974,157
	Equity Real Estate Investment Trust – 0.9%
16,100	Scentre Group Trust 2, 144A	5.125%	9/24/80	BBB+	17,046,680
	Insurance – 0.8%
5,000	AIG Life Holdings Inc, 144A, (3)	8.125%	3/15/46	Baa2	7,242,003
6,150	Liberty Mutual Insurance Co, 144A, (3)	7.697%	10/15/97	BBB+	9,391,557
11,150	Total Insurance				16,633,560
$43,319	Total Corporate Bonds (cost $46,174,691)				53,654,397

JPS	Nuveen Preferred & Income Securities Fund (continued)
Portfolio of Investments April 30, 2021
(Unaudited)
Shares	Description (1)	Value
	INVESTMENT COMPANIES – 1.1% (0.7% of Total Investments)
723,135	BlackRock Credit Allocation Income Trust	$10,702,398
646,421	John Hancock Preferred Income Fund III	12,010,502
	Total Investment Companies (cost $28,324,370)	22,712,900
	Total Long-Term Investments (cost $2,857,898,094)	3,152,894,471

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 0.2% (0.1% of Total Investments)
	REPURCHASE AGREEMENTS – 0.2% (0.1% of Total Investments)
$3,579	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/21, repurchase price $3,578,719, collateralized by $4,681,900, U.S. Treasury Notes, 1.250%, due 5/15/50, value $3,650,370	0.000%	5/03/21	$3,578,720
	Total Short-Term Investments (cost $3,578,719)			3,578,720
	Total Investments (cost $2,861,476,813) – 157.8%			3,156,473,191
	Borrowings – (42.9)% (11), (12)			(858,300,000)
	Reverse Repurchase Agreements, including accrued interest – (13.8)% (13)			(275,000,000)
	Other Assets Less Liabilities – (1.1)% (14)			(23,407,376)
	Net Assets Applicable to Common Shares – 100%			$1,999,765,815

Interest Rate Swaps - OTC Uncleared
Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (15)	Optional Termination Date	Maturity Date	Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, LLC	$521,000,000	Receive	1-Month LIBOR	1.994%	Monthly	6/01/18	7/01/25	7/01/27	$(36,669,812)	$(36,669,812)
Morgan Stanley Capital Services, LLC	90,000,000	Receive	1-Month LIBOR	2.364	Monthly	7/01/19	7/1/2028	7/01/28	(8,491,685)	(8,491,685)
Total	$611,000,000								$(45,161,497)	$(45,161,497)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
$1,000 Par (or similar) Institutional Preferred	$ —	$1,631,420,131	$ —	$1,631,420,131
Contingent Capital Securities	—	1,028,330,005	—	1,028,330,005
$25 Par (or similar) Retail Preferred	281,023,455	66,794,160	—	347,817,615
Convertible Preferred Securities	56,363,923	12,595,500	—	68,959,423
Corporate Bonds	—	53,654,397	—	53,654,397
Investment Companies	22,712,900	—	—	22,712,900
Short-Term Investments:
Repurchase Agreements	—	3,578,720	—	3,578,720
Investments in Derivatives:
Interest Rate Swaps*	—	(45,161,497)	—	(45,161,497)
Total	$360,100,278	$2,751,211,416	$ —	$3,111,311,694

*	Represents net unrealized appreciation (depreciation).

JPS	Nuveen Preferred & Income Securities Fund (continued)
Portfolio of Investments April 30, 2021
(Unaudited)
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value $612,303,596 have been pledged as collateral for reverse repurchase agreements.
(4)	Perpetual security. Maturity date is not applicable.
(5)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(6)	Investment, or portion of investment, is hypothecated. The total value of investments hypothecated as of the end of the reporting period was $750,435,416.
(7)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(8)	Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(9)	For fair value measurement disclosure purposes, investment classified as Level 2.
(10)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(11)	Borrowings as a percentage of Total Investments is 27.2%.
(12)	The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $1,778,484,426 have been pledged as collateral for borrowings.
(13)	Reverse Repurchase Agreements, including accrued interest as a percentage of Total Investments is 8.7%.
(14)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
(15)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
LIBOR	London Inter-Bank Offered Rate
N/A	Not Applicable.
Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.